FAIR VALUE MEASUREMENT - EBP, Investment, Fair Value and NAV (Details) - EBP 002 - USD ($)	Apr. 30, 2025	Apr. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 259,254,398	$ 232,427,740
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	231,377,837	208,925,025
Total | Daktronics, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	22,219,583	20,053,408
Total | Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	125,518,217	118,400,972
Total | Fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	9,170,114	6,471,064
Total | Balanced
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	74,469,923	63,999,581
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	231,377,837	208,925,025
Level 1 | Daktronics, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	22,219,583	20,053,408
Level 1 | Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	125,518,217	118,400,972
Level 1 | Fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	9,170,114	6,471,064
Level 1 | Balanced
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	74,469,923	63,999,581
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Daktronics, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Balanced
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Daktronics, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Balanced
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
NAV | Common collective trusts | Investment, Identifier [Axis]: Principal Stable Value Z Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	10,304,183	9,121,101
NAV | Common collective trusts | Investment, Identifier [Axis]: Principal/Blackrock S&P 500 Index CIT N Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 17,572,378	$ 14,381,614